Note 39 Administrative expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 565,000,000	€ 558,000,000
Communication expense	87,000,000	88,000,000
Advertising expense	101,000,000	99,000,000
Property Fixtures And Materials expense	190,000,000	211,000,000
Taxes Other Than Income Tax	201,000,000	188,000,000
Surveillance and security service expense	85,000,000	80,000,000
Other expenses	383,000,000	392,000,000
Administrative expenses	€ 1,612,000,000	€ 1,614,000,000